Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Inventories Text Block Abstract
Schedule of inventories
	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Robots in warehouse	$8,206,933	$1,387,160
Robots in transit	-	389
Security equipment	1,130,207	-
Impairment provision for inventories	(567,439)	-
Inventories	$8,769,701	$1,387,549